Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes
Note 16.	Income Taxes

Prior to the consummation of the reverse recapitalization, TPG Pace Holding Corp. was registered in the Cayman Islands. On November 20, 2019 TPG Pace Holding Corp. effected a deregistration as an exempted company in the Cayman Islands under the Cayman Islands Companies Law (2018 Revision), and a domestication as a corporation incorporated under the laws of the State of Delaware under Section 388 of the DGCL, pursuant to which the Company’s jurisdiction of incorporation will be changed from the Cayman Islands to the State of Delaware. This domestication was analyzed under the applicable tax laws and it was determined that there were no significant tax implications associated with the domestication.

The Company recognized income tax expense of $5.2 million, $4.4 million and $1.8 million during the years ended December 31, 2019, 2018 and 2017, respectively, which consists of the following (in thousands):

	2019	2018	2017
Current provision
Federal	$(85)	$(100)	$173
State	43	222	62

Total current provision	(42)	122	235

Deferred provision
Federal	3,740	3,256	955
State	1,501	1,044	564

Total deferred provision	5,241	4,300	1,519

Total income tax expense	$5,199	$4,422	$1,754

A reconciliation of the “expected” income taxes computed by applying the federal statutory income tax rate to the total expense is as follows (in thousands):

	2019	2018	2017
Computed “expected” tax (benefit) expense	$(139)	$3,197	$3,422
Increase (decrease) in income taxes resulting from:
State income taxes	1,535	1,219	2
Return-to-provision	49	—	—
Permanent items	4,054	(264)	190
Enacted rate change	—	—	(1,755)
Other	(300)	270	(105)

Total income tax expense	$5,199	$4,422	$1,754

On December 22, 2017, the President of the United States signed into law the Tax Cuts and Jobs Act tax reform legislation. This legislation makes significant changes in U.S. tax law including reduction in the corporate tax rates, changes to net operating loss carryforwards and carrybacks, and a repeal of the corporate alternative minimum tax. The legislation reduced the U.S. corporate tax rate from 35% to 21%. As a result of the enacted law, the Company revalued deferred tax assets and liabilities at the new rate. This revaluation resulted in a benefit of $1.8 million to 2017 income tax expense in continuing operations and a corresponding reduction in the deferred tax liability. The other provisions of the Tax Cuts and Jobs Act did not have a material impact on the consolidated financial statements. The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and liabilities were as follows at December 31, 2019 and 2018 (in thousands):

	2019	2018
Deferred tax assets:
Net operating loss carryforwards	$6,633	$4,192
Location contracts acquired	4,699	1,887
Other	260	1,032

	11,592	7,111

Deferred tax liabilities:
Property and equipment	24,568	16,006

	$(12,976)	$(8,895)

The Company assesses the realizability of the deferred tax assets at each balance sheet date based on actual and forecasted operating results in order to determine the proper amount, if any, required for a valuation allowance. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities (including the impact of available carryback and carryforward periods), projected future taxable income, and tax-planning strategies in making this assessment. As of December 31, 2019, the Company is in a net deferred tax liability position and is in a three-year cumulative income position. As such, it is the Company’s belief that it is more likely than not that its deferred tax assets will be realized.

As of December 31, 2019, and 2018, the Company has not recorded a liability for unrecognized tax benefits.

The following table summarizes carryforwards of net operating losses as of December 31, 2019 and 2018 (in thousands):

	2019		2018
	Amount	Expiration	Amount	Expiration
Federal net operating losses	$27,873	2033 - 2039	$17,942	2031 - 2038
State net operating losses	14,454	2024 - 2031	5,655	2023 - 2030

The Company also has credit carryforwards of approximately $0.5 million and $0.3 million for the years ended December 31, 2019 and 2018, which are expected to be fully utilized in 2021.